Share-based payment arrangements	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements
17. Share-based payment arrangements
Stock-option plan (equity-settled)
In connection with the TSX listing, on September 22, 2020, the Board of Directors of the Company closed participation in its long-term incentive stock plan (the “Legacy Option Plan”) to directors, officers, employees, consultants and any members of the Company. In its place, a new long-term incentive (the “Omnibus Incentive Plan”) was authorized.
Omnibus Incentive Plan
In connection with the TSX listing, the Company granted to certain executive officers and employees 3,000,000 options to acquire Subordinate Voting Shares having an exercise price equal to the TSX listing offering price of $26.00. These options vest in successive annual periods over a period of five years after they were granted and have a term of ten years. The Omnibus Incentive Plan permits the Board of Directors to grant awards of options, RSUs, PSUs and DSUs to eligible participants.
Vested RSUs, PSUs and DSUs will be settled by the issuance of shares at the settlement date. DSUs vest immediately as they are granted for past services. RSUs and PSUs vest over a period of up to three years.
Legacy Option Plan
On September 21, 2017, the Board of Directors of the Company authorized the Legacy Option Plan which provides for the grant of stock options to directors, officers, employees, consultants and any members of the Company. All options are to be settled by the physical delivery of shares. The shares subject to the Legacy Option Plan were the Class B common shares of the Company before the TSX listing and are now exercisable for Subordinate Voting Shares. Under the Legacy Option Plan, the Company authorized for issuance the maximum of 11,704,100 stock options.
The options expire 10 years after the date of grant and are subject to possible earlier exercise and termination under certain circumstances. Under the Legacy Option Plan unless otherwise decided by the Board of Directors of the Company, options vest in equal installments over five years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods.
The Company entered into certain option agreements governed by the Legacy Option Plan. However, other than the characteristics described above, the options under these agreements include a clause by which the Company can claw back any of the instruments, in order to meet the maximum number of stock options authorized for issuance, in the event that the Company grants options to other employees. Because of the clawback provision, grant date for these options is not achieved until the provision is voided.
Prior to the TSX listing, the Company did not recognize any compensation expense for stock options with a clawback provision as it was expected that these options would be fully clawed back. At the TSX listing and after adjusting for the Reorganization, there were 205,666 stock options outstanding with a clawback provision which vested and became exercisable. In the year ended December 31, 2020, the Company recognized compensation expense of $4,587 as a result of these options becoming vested and the clawback provision being voided. Fair value was estimated using the Black-Scholes option pricing model with the assumptions described in the table below.
i)Final grant
On March 16, 2020, 357,143 stock options (1,000,000 pre-conversion) were granted. The weighted average grant date fair value of stock options granted was $4.34 ($1.55 pre-conversion). Fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:
ii)TSX listing Conversion:
As part of the Reorganization described in note 14 to these consolidated financial statements, the Legacy Option Plan conditions were modified as follows:
•all stock options granted prior to November 20, 2019 vested and became exercisable, at the option of the holder, on a net basis for Subordinate Voting Shares;
•all stock options granted on or after November 20, 2019 continue to vest in accordance with their existing vesting schedules, and are exercisable for Subordinate Voting Shares;
•no further awards will be made under the Legacy Option Plan;
•the clawback provision was removed as it is no longer possible that such stock options will be fully clawed back; and
•the number of shares and the exercise price underlying each outstanding stock option of the Company were adjusted, on a 2.8-to-1 basis. As such, upon completion of the Reorganization, there was 3,621,323 stock options to acquire Subordinate Voting Shares outstanding.
Share-based payments continuity
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2021, and 2020:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2020	—	—	—	3,659,375	4.00
Clawed back by the Company	—	—	—	(357,143)	3.75
Forfeited	—	—	—	(94,836)	24.57
Granted	—	—	3,076	3,795,757	27.62
Exercised	—	—	—	(32,648)	4.70
Outstanding, end of year 2020	—	—	3,076	6,970,505	16.59
Forfeited	(617)	—	—	(264,395)	30.06
Granted	972,714	1,395,169	7,295	3,374,192	117.25
Exercised	—	—	—	(1,233,084)	7.29
Outstanding, end of year 2021	972,097 [1]	1,395,169	10,371	8,847,218	55.87

Exercisable, end of year 2020	—	—	3,076	3,132,644	3.71
Exercisable, end of year 2021	—	—	10,371	2,656,976	8.95

Granted - Weighted average grant date fair value 2020	—	—	$26.00	$8.30	—
Granted - Weighted average grant date fair value 2021	$97.11 [1]	$92.74	$71.65	$31.48	—
[1] 484,590 of the 972,714 RSUs were granted to a third party consultant and have not met the accounting grant date definition since as there is no mutual agreement of the services to be rendered by the consultant. Furthermore, if such a mutual agreement with the consultant is not met, the RSUs will not vest and will be cancelled. The fair value will be assessed at the time of grant when and if the services are agreed by both parties. These units have not been included in the weighted average grant date fair value of RSUs in the table above.
Grant date fair value
The fair value of stock options issued during the years ended December 31, 2021 and 2020, was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2021	2020
		Omnibus	Legacy - Final grant
Share price	$117.25	$28.71	$6.15 ($17.22 post conversion)
Exercise price	$117.25	$28.71	$6.15 ($17.22 post conversion)
Risk-free interest rate	1.08%	0.29%	0.49%
Expected volatility	33.4%	31.4%	27.6%
Expected term	5.9 years	5.2 years	5.0 years
The risk-free interest rate is based on the yield of a zero coupon US government security with a maturity equal to the expected life of the option from the date of the grant. For option granted prior tot the TSX listing, the assumption of expected volatility is based on the average historical volatility of comparable companies for the period immediately preceding the option grant. For options granted after the TSX listing, expected volatility is determined using the limited historical volatility of the Company's stock since its TSX listing as well as the volatility of peers company in the same industry over the expected term of the options granted. The Company does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option-pricing model.
The RSUs and DSUs fair value is determined by using the quoted share price on the date of issuance. During the year ended December 31, 2021, 214,286 stock options and 1,395,169 PSUs awarded included performance conditions and the right to these units will vest upon meeting the related performance criteria.
The market conditions associated with PSUs or options were considered using a Monte Carlo simulation to estimate the Company’s potential future share price. The main assumption of the simulation is the expected volatility of the share price which was determined to be 32.5%. The fair value of the options with non-market performance conditions is determined using a Black-Scholes option pricing model and are included in the weighted average assumptions above.
Stock options outstanding by exercise price
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021 as adjusted for the Reorganization discussed in Note 14:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	1,069,719	6.1	1,069,719	6.1
3.42 – 4.00	827,740	6.7	827,740	6.7
4.70 – 6.30	111,028	7.1	111,028	7.1
11.51 – 17.22	557,312	8.1	173,676	8.0
26.00 – 47.21	2,918,460	8.8	474,813	8.8
57.50 – 78.58	298,504	5.7	—	—
104.53 – 127.33	3,064,455	9.7	—	—
	8,847,218	8.4	2,656,976	6.9
Of the stock options outstanding as at December 31, 2021, a total of 5,351,140 (2020 - 3,123,204) are held by key management personnel.